Stock-based compensation (Details 2) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011 Non-employees	Jun. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Jun. 30, 2012 Stock options Maximum	Jun. 30, 2012 Stock options Maximum	Jun. 30, 2012 Stock options Minimum	Jun. 30, 2012 Stock options Minimum	Jun. 30, 2012 Stock options Employees	Jun. 30, 2012 Stock options Employees	Dec. 31, 2011 Stock options Employees	Jun. 30, 2012 Stock options Non-employees	Jun. 30, 2012 Stock options Non-employees	Dec. 31, 2011 Stock options Non-employees	Jun. 30, 2012 Restricted stock	Dec. 31, 2011 Restricted stock	Nov. 30, 2011 2011 Plan Stock options Former employee
Shares
Outstanding at the beginning of the period (in shares)				617,633	0
Granted (in shares)				167,275	617,633					73,041	133,840		21,079	33,435
Forfeited (in shares)				(98,366)
Outstanding at the end of the period (in shares)				686,542	617,633
Exercisable at the end of the period (in shares)				22,057	0
Vested and expected to vest at the end of the period (in shares)				686,542	617,633
Weighted average price per share
Outstanding at the beginning of the period (in dollars per share)				$ 0.04	$ 0.00
Granted (in dollars per share)				$ 4.30	$ 0.04					$ 4.57	$ 4.31		$ 4.39	$ 4.25
Forfeited (in dollars per share)				$ 0.29
Outstanding at the end of period (in dollars per share)				$ 1.04	$ 0.04
Exercisable at the end of the period (in dollars per share)				$ 0.84	$ 0.00
Vested and expected to vest at the end of the period (in dollars per share)				$ 1.04	$ 0.04
Weighted average remaining contractual term
Outstanding at the end of the period				9 years 4 months 28 days	9 years 9 months 18 days
Exercisable at the end of the period				9 years 4 months 10 days	0 years
Vested and expected to vest at the end of the period				9 years 4 months 28 days	9 years 9 months 18 days
Aggregate intrinsic value
Outstanding at the end of period				$ 2,991,000	$ 2,162,000
Exercisable at the end of period				101,000	0
Vested and expected to vest at the end of the period				2,991,000	2,162,000
Shares
Outstanding at the beginning of the period (in shares)																2,319,646	0
Vested (in shares)																(345,480)	(1,209,760)
Outstanding at the end of the period (in shares)																1,974,166	2,319,646
Weighted-average purchase price per share
Outstanding at the beginning of the period (in dollars per share)																$ 0.002	$ 0.000
Vested (in dollars per share)																$ 0.002	$ 0.002
Outstanding at the end of the period (in dollars per share)																$ 0.002	$ 0.002
Assumptions used to estimate fair value of each stock-based award on the grant date using the Black-Scholes option pricing model
Risk free interest rate (as a percent)						1.20%	1.20%	0.80%	0.80%			1.20%
Volatility (as a percent)						87.00%	87.00%	84.00%	84.00%			79.00%
Expected term					3 years 4 months 24 days	6 years 1 month 6 days	6 years 1 month 6 days	5 years 1 month 6 days	5 years 1 month 6 days			6 years
Additional disclosures
Weighted average grant-date fair value of options granted (in dollars per share)					$ 1.28					$ 3.26	$ 3.07	$ 1.28
Shares issued												452,294			165,339			19,772
Issue price (in dollars per share)												$ 0.04			$ 0.04			$ 0.002
Stock-based compensation expense (in dollars)	299,100	558,480	346,000							72,325	116,803	26,000	226,776	441,675	320,000
Total unrecognized compensation cost related to non-vested stock options and restricted stock (in dollars)				$ 2,496,916	$ 2,594,000
Weighted average period for recognition of compensation cost related to unvested stock awards				3 years